(35) FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset
Cash and cash equivalents		R$ 1,937,163	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997
Investment assets		851,004
Derivatives		615,536
Financial assets		8,779,717	R$ 7,430,149	R$ 6,569,404	R$ 5,373,844
Carrying Amount [Member]
Asset
Financial assets		12,218,977
Liability
Financial liability		18,945,130
At Fair Value [member]
Asset
Financial assets		12,218,977
Liability
Financial liability		18,943,521
Level 2 [Member] | Carrying Amount [Member]
Asset
Cash and cash equivalents	[1]	1,937,163
Derivatives		645,674
Liability
Borrowings - principal and interest	[1],[2]	5,354,243
Borrowings - principal and interest	[1],[3]	5,009,052
Debentures - Principal and interest		8,054,153
Debentures - Principal and interest	[1],[3]	492,125
Derivatives		35,557
Level 2 [Member] | At Fair Value [member]
Asset
Cash and cash equivalents	[1]	1,937,163
Derivatives		645,674
Liability
Borrowings - principal and interest		5,350,030
Borrowings - principal and interest	[1],[3]	5,009,052
Debentures - Principal and interest		8,056,757
Debentures - Principal and interest	[1],[3]	492,125
Derivatives		35,557
Level 3 [Member] | Carrying Amount [Member]
Asset
Derivatives - zero-cost collar	[1]	5,419
Concession financial asset - distribution		8,779,717
Level 3 [Member] | At Fair Value [member]
Asset
Derivatives - zero-cost collar	[1]	5,419
Concession financial asset - distribution		8,779,717
Level 1 [Member] | Carrying Amount [Member]
Asset
Investment assets		851,004
Level 1 [Member] | At Fair Value [member]
Asset
Investment assets		R$ 851,004

[1]	Refers to the hierarchy for fair value measurement
[2]	Only for disclosure purposes, in accordance with IFRS 7
[3]	As a result of the initial designation of this financial liability, the consolidated balances reported a loss of R$ 127,102 in 2019 (a gain of R$ 37,421 in 2018).